SCHEDULE OF RENT INSTALLMENT PAYMENTS (Details) - USD ($)	Feb. 15, 2022	Feb. 08, 2022	Jan. 15, 2022	Jan. 07, 2022	Dec. 15, 2021	Nov. 15, 2021	Oct. 19, 2021
Leases
Rent installment payment.	$ 31,166	$ 300,000	$ 31,166	$ 275,000	$ 306,166	$ 250,000	$ 200,000
Rent installment payment	$ 31,166	$ 300,000	$ 31,166	$ 275,000	$ 306,166	$ 250,000	$ 200,000